Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions
The following tables present amounts received from other related parties as detailed in Note 11—Associated companies for management fees and dividends for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Management fees and other	$3,875	$259	$9,190	$582
Dividends	18,852	467	26,010	557
	$22,727	$726	$35,200	$1,139